Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets - Fair Values of Assets Acquired and Liabilities Assumed (Details)
€ in Thousands, $ in Thousands
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about business combination
Less: Cash and cash equivalents		€ (58,101)			€ (19,518)
Less: Intangible assets	€ (277)
Noncontrolling interests	567	188,011			€ 120,197
Goodwill	€ 3,493	€ 705,524
NewCo
Disclosure of detailed information about business combination
Fair value of consideration transferred of the Company's interest in FHP			€ 400,581	$ 397,937
Fair value of previously held equity method investment in InterWell Health LLC			176,587	175,421
Fair value of consideration transferred and previously held investment			577,168	573,358
Less: Cash and cash equivalents			(57,764)	(57,383)
Less: Other assets			(2,838)	(2,819)
Less: Intangible assets			(53,965)	(53,609)
Other liabilities			13,116	13,029
Noncontrolling interests			187,573	186,336
Goodwill			€ 663,290	$ 658,912